Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Effective income tax reconcilation percentage	6.30%	16.40%
Effective income tax rate, Percent	21.00%	21.00%	21.00%	35.00%
Deferred Tax Assets, Valuation Allowance	$ 5,530	$ 5,250	$ 5,230
Unrecognized Tax Benefits	996	961	924
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	1,000	1,000
Income tax benefit	(8,278)	(3,955)	$ (23,112)
Effective income tax rate reconciliation, deduction, Amount	1,000
Maximum [Member]
Effective income tax rate, Percent			24.50%
Deferred Income Tax Charge [Member]
Unrecognized Tax Benefits	500	500
Domestic Tax Authority [Member]
Operating Loss Carryforwards, subject to expiration	$ 85,800
Operating Loss Carryforwards, Expiration Year	2031
Operating Loss Carryforwards, not subject to expiration	$ 27,900
Income tax benefit			$ 22,500
State and Local Jurisdiction [Member]
Operating Loss Carryforwards, subject to expiration	$ 94,300
Operating Loss Carryforwards, Expiration Year	2038
Deferred Tax Assets, Valuation Allowance	$ 5,500	$ 5,300